Schedule of Inventories (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 15,706	$ 8,900	$ 29,246
Finished goods, net	1,591,454	1,329,577	449,432
Total	$ 1,607,160	$ 1,338,477	$ 478,678